FAIR VALUE OF ASSETS AND LIABILITIES - Liabilities measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	$ (60,721,677)	$ (62,284,840)
Recurring basis
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(1,961,109)	(2,381,326)
Recurring basis | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(1,961,109)	(2,381,326)
Recurring basis | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(630,605)	(895,947)
Recurring basis | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(605,537)	(880,614)
Recurring basis | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(25,068)	(15,333)
Recurring basis | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(1,269,295)	(1,418,778)
Recurring basis | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(960,838)	(615,625)
Recurring basis | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(308,457)	(803,153)
Recurring basis | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(61,209)	(66,601)
Recurring basis | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(61,209)	(66,601)
Recurring basis | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(76,925)	(26,957)
Recurring basis | Level 1 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(76,925)	(26,957)
Recurring basis | Level 1 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(76,925)	(26,940)
Recurring basis | Level 1 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(76,925)	(26,940)
Recurring basis | Level 1 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value		(17)
Recurring basis | Level 1 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value		(17)
Recurring basis | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(1,647,428)	(2,260,171)
Recurring basis | Level 2 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(1,647,428)	(2,260,171)
Recurring basis | Level 2 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(560,603)	(838,693)
Recurring basis | Level 2 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(535,535)	(823,360)
Recurring basis | Level 2 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(25,068)	(15,333)
Recurring basis | Level 2 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(1,025,616)	(1,354,894)
Recurring basis | Level 2 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(798,396)	(581,120)
Recurring basis | Level 2 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(227,220)	(773,774)
Recurring basis | Level 2 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(61,209)	(66,584)
Recurring basis | Level 2 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(61,209)	(66,584)
Recurring basis | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(236,756)	(94,198)
Recurring basis | Level 3 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(236,756)	(94,198)
Recurring basis | Level 3 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(70,002)	(57,254)
Recurring basis | Level 3 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(70,002)	(57,254)
Recurring basis | Level 3 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(166,754)	(36,944)
Recurring basis | Level 3 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(162,442)	(34,505)
Recurring basis | Level 3 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	$ (4,312)	$ (2,439)